13. Common Stock and Earnings Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
One to Four Family Residential, real estate secured impaired loans, fair value disclosure
Income available to common stockholders	$ 1,482	$ 2,022
Weighted average shares outstanding (in shares)	5,011	5,011
Shares outstanding including assumed conversion (in shares)	5,011	5,011
Basic earnings per share (in dollars per share)	$ 0.30	$ 0.40
Fully diluted earnings per share (in dollars per share)	$ 0.30	$ 0.40